PREPAIDS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2022
PREPAIDS AND OTHER CURRENT ASSETS

4.	PREPAIDS AND OTHER CURRENT ASSETS

The following table reflects the details of prepaids and other current assets at December 31:

	2022	2021	2020

Sales tax recoverable and other current assets	$128,321	$141,568	$122,353
Deposits on equipment	-	288,287	-
Prepaid expenses	147,186	50,668	496,364

	$275,507	$480,523	$618,717